Leases - Schedule of Components of Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ (264)	$ (118)	$ (107)
Variable and short-term lease costs	(123)	(47)	(40)
Finance lease cost:
Amortization of lease assets	(26)	(3)	(3)
Interest on lease liabilities	(14)	(1)	(1)
Lease cost	$ (427)	$ (169)	$ (151)